Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Statement Of Financial Position [Abstract]
Securities held to maturity, fair value	$ 409,554	$ 421,064
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	85,000,000	75,000,000
Common stock, shares issued	27,325,847	30,530,470
Common stock, shares outstanding	27,325,847	26,528,999
Treasury stock, shares		4,001,471